Other Receivables and Prepayments, Net - Schedule of Prepayments and Other Receivables (Details) - USD ($)	Sep. 30, 2024	Mar. 31, 2024
Schedule of Prepayments and Other Receivables [Abstract]
Prepaid insurance	$ 90,667	$ 34,790
Receivables from Bsset Technology Limited (“Bsset”)	20,000	20,000
Others	61,639	32,659
Total	172,306	87,449
Allowance for expected credit losses	(2,076)	(2,076)
Prepayments and other receivables after allowance for expected credit losses	$ 170,230	$ 85,373